TAXES ON INCOME (Reconciliation of Statutory Tax Rate to Effective Tax Rate) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income (loss) before taxes on income from continuing operations, as reported in the consolidated statements of income (loss)		$ 16,986	$ 6,554	$ (4,088)
Statutory tax rate		23.00%	24.00%	25.00%
Theoretical taxes on income (tax benefit)		$ 3,907	$ 1,573	$ (1,022)
Currency differences		3,089	(3,225)	(2,174)
Tax adjustment in respect of different tax rates and "Benefitted Enterprise" status		345	2,849	(5,580)
Changes in valuation allowance		(3,939)	(3,343)	11,832
Loss from liquidation of subsidiaries	[1]	(8,930)
Forfeiture of carryforward tax losses			622	261
Exempt subsidy income (loss)		394	(2,646)	(4,224)
U.S. Tax Cuts and Jobs Acts effect		56	2,138
Nondeductible expenses and other differences		3,655	1,785	2,159
Tax benefit		$ (1,423)	$ (247)	$ 1,252

[1]	In 2018 the Company's Dutch subsidiary liquidated some of its subsidiaries and consequently recognized losses for tax purposes. These losses can be offset from taxable income in future periods under the tax regulations in the Netherlands. The Company does not expect these losses to be realized in the foreseeable future and respectively provided a full valuation allowance.